Condensed Consolidated Statements of Operations and Comprehensive Loss (Q3) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 2,412	$ 2,065	$ 6,313	$ 6,204
Cost of goods sold	1,031	806	2,718	2,780
Gross profit	1,381	1,259	3,595	3,424
Operating expenses:
Selling, general and administrative	3,428	4,251	13,582	12,920
Research and development	1,117	928	4,050	3,141
Total operating expenses	4,545	5,179	17,632	16,061
Loss from operations	(3,164)	(3,920)	(14,037)	(12,637)
Other income (expense), net	(204)	52	98	14
Change in fair value of warrant liability	0	0	(755)	0
Loss before income taxes	(3,368)	(3,868)	(14,694)	(12,623)
Income tax expense	(2)	(2)	(6)	(6)
Net loss	$ (3,370)	$ (3,870)	$ (14,700)	$ (12,629)
Basic loss per share (in dollars per share)	$ (1.81)	$ (36.72)	$ (10.21)	$ (119.85)
Diluted loss per share (in dollars per share)	$ (1.81)	$ (36.72)	$ (10.21)	$ (119.85)
Weighted average shares outstanding - basic (in shares)	1,864	105	1,439	105
Weighted average shares outstanding - diluted (in shares)	1,864	105	1,439	105
Other comprehensive loss:
Foreign currency translation adjustments	$ 0	$ 2	$ (6)	$ 1
Total comprehensive loss	$ (3,370)	$ (3,868)	$ (14,706)	$ (12,628)